Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,374,992	$ 6,769,603
Insurance claim receivable		200,000
Prepaid expenses and other current assets	628,745	1,310,382
Total current assets	2,003,737	8,279,985
Equipment and furnishings, net	18,546	32,784
Other assets	7,703	16,836
Operating lease right-of-use assets	216,786	397,172
Total assets	2,246,772	8,726,777
Current liabilities:
Accounts payable	975,944	1,470,652
Accrued expenses and other current liabilities	1,015,501	2,064,506
Current portion of operating lease obligations	196,081	198,819
Total current liabilities	2,187,526	3,733,977
Operating lease liabilities, net of current portion	33,526	216,381
Total liabilities	2,221,052	3,950,358
Preferred Stock, Series C 10% Convertible, $1,000 par value, 2,752 and 8,240 shares issued and outstanding at December 31, 2022 and 2021, respectively	1,343,684	4,022,700
Commitments and contingencies
Stockholders’ equity (deficit):
Preferred Stock, $0.01 par value, 833,333 shares authorized, including 50,000 shares of Series B Junior Participating Preferred Stock; no shares issued and outstanding at December 31, 2022 and 2021, respectively
Common stock, $0.001 par value, 62,393,940 shares authorized; 45,037,391 and 38,780,038 shares issued and outstanding at December 31, 2022 and 2021, respectively	45,037	38,780
Additional paid-in capital	487,474,664	484,790,650
Accumulated deficit	(488,837,665)	(484,075,711)
Total stockholders’ equity (deficit)	(1,317,964)	753,719
Total liabilities and stockholders’ equity (deficit)	$ 2,246,772	$ 8,726,777